24. SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of net sales for each operating segment

The net sales for each reportable operating segment is set forth below:

Net sales	12.31.20	12.31.19	12.31.18
Brazil
In-natura	5,014,250	4,635,597	3,998,483
Poultry	3,738,560	3,692,377	3,198,356
Pork and other	1,275,690	943,220	800,127
Processed	15,944,162	12,808,408	12,274,681
Other sales	26,707	45,474	19,372
	20,985,119	17,489,479	16,292,536

International
In-natura	14,570,620	12,605,846	10,905,155
Poultry	12,246,499	11,262,954	10,021,923
Pork and other	2,324,121	1,342,892	883,232
Processed	2,366,204	2,119,918	1,850,614
Other sales	303,370	173,630	312,902
	17,240,194	14,899,394	13,068,671

Other segments	1,244,387	1,058,107	827,214
	39,469,700	33,446,980	30,188,421

Schedule of operating income for each operating segment

The income (loss) before financial results for each segment and for Corporate is set forth below:

	12.31.20	12.31.19	12.31.18
Brazil	2,081,150	1,818,813	590,416
International	1,100,212	1,275,285	23,778
Other segments	197,233	109,138	89,311
Sub total	3,378,595	3,203,236	703,505
Corporate	(327,366)	(454,899)	(909,839)
	3,051,229	2,748,337	(206,334)

Schedule of composition of the main effects not allocated to the operating segments

The composition of the main effects not allocated to the operating segments and presented as Corporate is set forth below:

Corporate	12.31.20	12.31.19	12.31.18
Investigations involving the Company (note 1.2)	(28,004)	(79,208)	(492,795)
Agreement - Class Action (note 1.3)	-	(204,436)	-
Tax and civil contingencies	(109,088)	(63,228)	(2,530)
Expenses COVID-19 (1)	(81,562)	-	-
Results with disposal of businesses	(29,471)	3,234	(56,950)
Results with sale and disposal of fixed assets	(28,178)	(14,642)	28,485
Expenses with demobilization	(16,494)	(39,281)	(36,543)
Effects of the truck drivers' strike	-	-	(85,057)
Impairment of investments	(62,006)	(21,751)	(56,497)
Restructuring plan	(58)	(14,460)	(206,095)
Other (2)	27,495	(21,127)	(1,857)
	(327,366)	(454,899)	(909,839)

(1)	Mainly comprised of donations in Brazil, consultants and expenses with health and safety, which are not associated with the business segments.
(2)	For the year ended on December 31, 2019, it includes the expense of R$19,045 in favor of the Municipality of Lucas do Rio Verde, arising from the housing incentive program for employees.

Schedule of goodwill and intangible assets arising from business combination

	Goodwill		Trademarks		Total
	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19
Brazil	1,151,498	1,151,498	982,478	982,478	2,133,976	2,133,976
International	1,784,079	1,562,104	345,260	339,784	2,129,339	1,901,888
	2,935,577	2,713,602	1,327,738	1,322,262	4,263,315	4,035,864